UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September  30, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):                [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Bessemer Securities LLC

Address:     630 Fifth Avenue          New York,         New York          10111

Form 13F File Number:   28-7250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        John G. MacDonald

Title:       Senior Vice President

Phone:       212-708-9230

Signature, Place, and Date of Signing:

/s/ John G. MacDonald
________________________         New York, NY          1st day of November, 2001
[Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    2

Form 13F Information Table Value Total:    0
                                           -
                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                Form 13F File Number          Name

1                  28-0356                       Bessemer Securities Corporation
2                  28-7206                       Bessemer Ventures, Inc.

                                                           FORM 13F




                                               BESSEMER SECURITIES LLC (28-7250)

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                                                                                                                    Item 8
                                                                                                           Voting Authority (Shares)
                                          Column 4:     Column 5:          Column 6:          Column 7
    Column 1:     Column 2:   Column 3:     Fair       Amount and   Investment Discretion      Other
 Name of Issuer   Title of      CUSIP       Market       type of                              Managers
                    Class      Number       Value       Security
---------------- ----------- ----------- ----------- ------------- ----------------------- -------------- -------- -------- --------
                                                                                                            Sole    Shared    None
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N/A                 N/A         N/A          N/A          N/A                N/A                N/A








Additional  Securities  over  which  Bessemer  Securities  Corporation  (28-356)
exercises  investment   discretion  are  reported  by  Bessemer  Trust  Company,
N.A.(28-563).